Condensed Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 38,681	$ 41,763
Accounts receivable	441	$ 441
Other receivable			$ 2,268
Subscription receivable			11,250
Prepaid expenses	10,000	$ 10,000	20,000
Total Current Assets	49,122	52,204	$ 33,518
Non-current Assets
Security deposit	149	149
TOTAL ASSETS	49,271	52,353	$ 33,518
Current Liabilities
Accounts payable	5,190	141
Shareholder advances	900	$ 900	$ 1,250
Convertible note, net of unamortized debt discount			1,847
Total Current Liabilities	6,090	$ 1,041	3,097
TOTAL LIABILITIES	$ 6,090	$ 1,041	$ 3,097
STOCKHOLDERS' EQUITY
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding on December 31, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 14,323,479 and 12,830,000 issued and outstanding on March 31, 2016, December 31, 2015 and 2014, respectively	$ 1,432	$ 1,432	$ 1,283
Additional paid-in capital	126,405	126,405	62,217
Accumulated Deficit	(84,656)	(76,525)	(33,079)
TOTAL STOCKHOLDERS' EQUITY	43,181	51,312	30,421
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 49,271	$ 52,353	$ 33,518